Cash and Interest Bearing Deposits with Banks - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of cash and interest bearing deposits with banks [abstract]
Reserves or minimum balances with central banks	$ 125	$ 87